Accrued Expenses and Other Current Liabilities, and Deferred Income Taxes and Other Long-Term Liabilities - Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Accrued Expenses and Other Current Liabilities, and Deferred Income Taxes and Other Long-Term Liabilities [Abstract]
Compensation and related benefit costs	$ 34.0	$ 38.9	$ 30.3
Customer deposits	8.8	8.1	3.1
Accrued commissions	0.9	1.1	3.7
Accrued warranty costs	5.9	6.3	5.5
Non-income taxes payable	7.5	5.0	4.9
Pension and other post-retirement obligations	0.3	0.5	0.3
Income taxes payable	3.2	3.1	9.2
Restructuring	1.4	3.1	0.0
Accrued professional fees related to becoming a public company	1.8	8.3	0.0
Deferred and contingent consideration	2.0	0.0	0.0
Other accrued expenses	9.6	9.9	7.1
Total accrued expenses and other current liabilities	$ 75.4	$ 84.3	$ 64.1